Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 144	€ 143
Other contingent liabilities	73	78
Total	€ 217	€ 220